Fair Value of Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Fair Value of Financial Instruments [Abstract]
Interest expense arising from spread in fixed and floating rates of interest rate swap agreements that will be recognized in next 12 months	$ 57.1